NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Impairment losses on other non-current assets (Note 12)	¥ 426,111		¥ 15,716
(Reversal of)/Impairment losses on trade and notes receivables (Note 14)	(3,674)		326,153	¥ 314,822
(Reversal of)/Impairment losses on other current assets (Note 15)	(8,298)		1,048,896	653,120
Total	¥ 414,139	$ 60,045	¥ 1,390,765	¥ 967,942